DECONSOLIDATION OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2014
Nuomi Inc [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Schedule of calculation of gain (loss) on deconsolidation
As of
October 26, 2013

Fair value of 31.61% shares in Nuomi Inc.	$63,626
Less: Cash and cash equivalents	18,310
Prepaid expenses and other current assets	26,417
Property and equipment, net	1,318
Other non-current assets	190
Accounts payable	(28,467)
Accrued expenses and other payables	(10,957)
Amounts due to Renren Inc.	(74,825)
Deferred revenue	(1,181)
Gain on deconsolidation of Nuomi Inc	$132,821

Qingting [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Schedule of calculation of gain (loss) on deconsolidation
As of
October 31, 2013

Cash consideration received	$81
Fair value of 40% investment in Qingting	160
Less: Cash and cash equivalents	328
Prepaid expenses and other current assets	5
Property and equipment, net	64
Loss on deconsolidation of Qingting	$(156)

Qianjun Technology [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Schedule of calculation of gain (loss) on deconsolidation
		As of
	Note	December 1, 2014

The proceed		$25,000
Less: The repayment of intercompany loan provided by the Company		21,831
Net consideration		3,169
Less: Cash and cash equivalents		168
Other current assets		3,654
Property and equipment, net	(See Note 10)	2,347
Intangible assets, net		11,509
Goodwill	(See Note 13)	13.652
Other non-current assets		78
Income tax payable		(426)
Current liabilities		(8,426)
Amount due to Sohu related to the repayment of intercompany loan		(21,831)
Net assets of Qianjun Technology		725
Less: Transaction related cost	(i)	1,955
Gain on deconsolidation of Qianjun Technology		$489

(i)
The transaction related cost represents the incremental cost resulting from the acceleration of the vesting of the nonvested restricted shares, which were granted to the employee of Qianjun Technology, to be fully vested on the disposition day (see Note 18).